Offsets	Apr. 03, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Artelo Biosciences, Inc.
Form or Filing Type	S-1
File Number	333-294506
Initial Filing Date	Mar. 20, 2026
Fee Offset Claimed	$ 1,789.78
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common stock, par value $0.001 per share, and related securities
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 12,960,000
Offset Note

The Registrant previously paid filing fees of $1,789.78 in connection with the Registration Statement on Form F-1 (File No. 333-294506) (the “Prior Registration Statement”) filed on March 20, 2026, which Prior Registration Statement was withdrawn on March 27, 2026, pursuant to Rule 477 under the Securities Act. No securities were sold under the Prior Registration Statement before it was withdrawn. In accordance with Rule 457(p) under the Securities Act, the total amount of the registration fee due upon the initial filing of this Registration Statement is offset by $1,789.78, representing the fee paid in connection with the Prior Registration Statement.

Termination / Withdrawal Statement	-
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(b) Offset	true
Registrant or Filer Name	Artelo Biosciences, Inc.
Form or Filing Type	S-1
File Number	333-294506
Filing Date	Mar. 20, 2026
Fee Paid with Fee Offset Source	$ 1,789.78